Stock-based Compensation - Stock option activity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of units outstanding at beginning			7,478,736	5,148,074	5,148,074	4,823,893
Number of units Granted			3,720,500		4,704,932	1,654,000
Number of units Exercised			1,830,071		164,886	122,560
Number of units Forfeited			472,211		2,209,384	1,207,259
Number of units outstanding at ending	8,896,954		8,896,954		7,478,736	5,148,074	4,823,893
Number of units Exercisable					3,142,881
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price at beginning			$ 0.68	$ 1.10	$ 1.10	$ 1.20
Weighted Average Exercise Price Granted			8.18		0.52	0.82
Weighted Average Exercise Price Exercised			0.67		0.80	0.33
Weighted Average Exercise Price Forfeited			1.19		1.26	1.33
Weighted Average Exercise Price at End	$ 3.79		$ 3.79		0.68	$ 1.10	$ 1.20
Weighted Average Exercisable					$ 0.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term outstanding					8 years 4 months 6 days	8 years 2 months 19 days	8 years 8 months 15 days
Weighted Average Remaining Contractual Term exercisable					7 years 3 months 18 days
Average Intrinsic value Outstanding					$ 6,058,137
Average Intrinsic value Exercisable					2,173,188
Intrinsic value of options exercised					115,201	$ 55,056
Stock based compensation	$ 997,979	$ 105,341	$ 1,913,096	$ 1,789	122,032	392,566
Unrecognized compensation cost related to unvested stock options					$ 1,046,844	$ 1,142,965
Weighted average period					2 years 10 months 13 days	2 years 6 months 3 days